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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number             811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (713) 626-1919

Date of fiscal year end:         10/31

Date of reporting period:      7/31/12

Item 1.  Schedule of Investments.

Invesco Asia Pacific Growth Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us APG-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.63%

Australia–11.88%

BHP Billiton Ltd.	348,934	$11,575,943
Brambles Ltd.	1,435,218	9,348,384
Coca-Cola Amatil Ltd.	523,734	7,647,749
Computershare Ltd.	1,058,673	8,481,826
CSL Ltd.	351,699	15,685,737
QBE Insurance Group Ltd.	318,804	4,663,124
WorleyParsons Ltd.	392,928	10,685,214
		68,087,977

China–20.34%

Anta Sports Products Ltd.	6,320,000	3,526,925
Baidu, Inc. -ADR(a)	50,199	6,049,983
Belle International Holdings Ltd.	3,614,000	6,656,495
China Mobile Ltd.	1,083,500	12,656,057
CNOOC Ltd. -ADR	79,884	16,000,765
Franshion Properties China Ltd.	19,030,000	5,855,134
Industrial & Commercial Bank of China Ltd. -Class H	34,293,000	19,565,905
Lee & Man Paper Manufacturing Ltd.	17,494,000	7,124,985
Minth Group Ltd.	6,150,000	6,282,736
NetEase, Inc. -ADR(a)	86,073	4,545,515
Stella International Holdings Ltd.	5,804,500	14,474,442
Vinda International Holdings Ltd.	4,059,000	6,667,617
Want Want China Holdings Ltd.	4,494,000	5,428,355
Zhongsheng Group Holdings Ltd.	1,655,000	1,769,266
		116,604,180

Hong Kong–4.98%

Cheung Kong (Holdings) Ltd.	754,000	9,871,449
Dickson Concepts (International) Ltd.	1,930,000	1,035,360
Galaxy Entertainment Group Ltd. (a)	1,520,000	3,636,451
Hongkong Land Holdings Ltd.	646,000	3,861,438
Hutchison Whampoa Ltd.	1,105,000	9,912,107
Paliburg Holdings Ltd.	739,240	223,070
		28,539,875

Indonesia–9.03%

PT Bank Central Asia Tbk	7,596,500	6,392,878
PT Indocement Tunggal Prakarsa Tbk	2,266,500	5,118,014
PT Perusahaan Gas Negara Persero Tbk	24,594,500	9,838,073
PT Summarecon Agung Tbk	78,307,500	13,346,075
PT Telekomunikasi Indonesia Persero Tbk	17,800,000	17,048,245
		51,743,285

Malaysia–7.22%

Kossan Rubber Industries Berhad	15,446,800	15,641,704
Parkson Holdings Berhad	7,066,877	10,936,086
Public Bank Berhad	3,220,000	14,791,120
		41,368,910

	Shares	Value

Philippines–14.51%

Ayala Corp.	1,017,510	$10,538,308
Energy Development Corp.	55,628,500	8,047,263
Energy Development Corp. (b)	2,918,750	422,229
First Gen Corp. (a)	37,541,389	17,240,690
First Gen Corp. (a)(b)	1,919,100	881,337
GMA Holdings, Inc. –PDR (a)	46,635,500	11,481,569
GMA Holdings, Inc. -PDR (a)(b)	1,468,000	361,419
Manila Water Co.	8,141,700	5,078,027
Philippine Long Distance Telephone Co.	249,830	16,392,616
SM Investments Corp.	710,065	12,719,274
		83,162,732

Singapore–4.13%

Keppel Corp. Ltd.	1,480,200	13,230,585
United Overseas Bank Ltd.	653,000	10,446,510
		23,677,095

South Korea–6.89%

Hyundai Department Store Co., Ltd.	70,137	7,864,222
Hyundai Mobis	37,397	9,843,078
MegaStudy Co., Ltd.	28,197	1,704,919
NHN Corp.	65,220	15,811,288
S1 Corp.	84,826	4,304,688
		39,528,195

Taiwan–2.65%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,677,464	15,197,475

Thailand–9.00%

BEC World PCL	437,500	779,303
CP ALL PCL	1,730,600	1,873,751
Kasikornbank PCL	3,575,300	20,005,181
Major Cineplex Group PCL	13,608,000	8,130,980
Siam Commercial Bank PCL	2,858,300	14,512,547
Thai Stanley Electric PCL -Class F	960,700	6,290,467
		51,592,229
Total Common Stocks & Other Equity Interests (Cost $362,065,496)		519,501,953

Money Market Funds–8.21%

Liquid Assets Portfolio – Institutional Class (c)	23,535,353	23,535,353
Premier Portfolio – Institutional Class (c)	23,535,353	23,535,353
Total Money Market Funds (Cost $47,070,706)		47,070,706
TOTAL INVESTMENTS–98.84% (Cost $409,136,202)		566,572,659
OTHER ASSETS LESS LIABILITIES–1.16%		6,626,908
NET ASSETS–100.00%		$573,199,567

See accompanying notes which are an integral part of this schedule.

                                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	—	American Depositary Receipt
PDR	—	Philippine Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $1,664,985, which represented 0.29% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                         Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Asia Pacific Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Asia Pacific Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Australia	$—	$68,087,977	$—	$68,087,977
China	28,365,529	88,238,651	—	116,604,180
Hong Kong	1,258,430	27,281,445	—	28,539,875
Indonesia	—	51,743,285	—	51,743,285
Malaysia	30,432,824	10,936,086	—	41,368,910
Philippines	11,842,988	71,319,744	—	83,162,732
Singapore	—	23,677,095	—	23,677,095
South Korea	—	39,528,195	—	39,528,195
Taiwan	—	15,197,475	—	15,197,475
Thailand	14,512,547	37,079,682	—	51,592,229
United States	47,070,706	—	—	47,070,706
Total Investments	$133,483,024	$433,089,635	$—	$566,572,659

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $48,951,342 and $79,191,065, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$176,752,547
Aggregate unrealized (depreciation) of investment securities	(20,034,129)
Net unrealized appreciation of investment securities	$156,718,418
Cost of investments for tax purposes is $409,854,241.

                                         Invesco Asia Pacific Growth Fund

Invesco European Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us EGR-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.34%

Austria–1.10%

Andritz AG	157,282	$8,580,881

Belgium–3.72%

Anheuser-Busch InBev N.V.	275,221	21,749,174
S.A. D’Ieteren N.V.	174,298	7,232,698
		28,981,872

Denmark–1.36%

Novo Nordisk A.S. -Class B	68,647	10,603,759

France–5.52%

Cap Gemini S.A.	155,465	5,654,679
Cie Generale des Etablissements Michelin	79,796	5,394,441
Danone S.A.	99,377	6,036,996
Faurecia	292,393	4,609,691
Publicis Groupe S.A.	167,071	8,208,340
SA des Ciments Vicat (Vicat)	120,940	5,086,992
Schneider Electric S.A.	142,965	8,035,274
		43,026,413

Germany–7.26%

Brenntag AG	40,878	4,474,066
Deutsche Boerse AG	119,315	5,939,023
Fresenius Medical Care AG & Co. KGaA	141,770	10,277,271
SAP AG	244,744	15,574,855
Volkswagen AG -Preference Shares	67,453	11,507,127
Wirecard AG	446,828	8,835,963
		56,608,305

Greece–0.34%

Jumbo S.A. (a)	716,646	2,660,374

Ireland–4.88%

DCC PLC	494,412	12,255,035
Paddy Power PLC	185,577	12,465,427
Shire PLC	129,071	3,715,963
WPP PLC	760,802	9,579,946
		38,016,371

Israel–0.84%

Israel Chemicals Ltd.	556,786	6,565,461

Italy–0.36%

Ansaldo STS S.p.A.	364,856	2,792,335

	Shares	Value

Netherlands–2.42%

Aalberts Industries N.V.	208,593	$3,278,890
Koninklijke Ahold N.V.	458,224	5,565,080
Unilever N.V.	289,429	10,028,116
		18,872,086

Norway–4.27%

Prosafe S.E.	2,304,988	16,791,160
TGS Nopec Geophysical Co. A.S.A.	565,823	16,485,048
		33,276,208

Russia–1.18%

Gazprom OAO -ADR	595,285	5,471,304
VimpelCom Ltd. -ADR	444,629	3,730,437
		9,201,741

Spain–1.23%

Construcciones y Auxiliar de Ferrocarriles S.A.	11,378	5,087,695
Prosegur, Compania de Seguridad S.A.	986,291	4,525,335
		9,613,030

Sweden–5.69%

Intrum Justitia AB	810,101	11,246,678
Investment AB Kinnevik -Class B	403,826	8,287,378
Investor AB -Class B	210,639	4,372,765
Swedbank AB -Class A	576,007	10,040,039
Telefonaktiebolaget LM Ericsson -Class B	651,005	6,027,903
Volvo AB -Class B	358,896	4,398,374
		44,373,137

Switzerland–12.39%

ABB Ltd. (a)	450,012	7,825,525
Aryzta AG (a)	449,957	22,319,770
Dufry AG (a)	132,312	16,075,382
Julius Baer Group Ltd. (a)	210,230	7,500,434
Nestle S.A.	204,581	12,568,105
Novartis AG	148,122	8,679,163
Roche Holding AG	58,588	10,372,545
Syngenta AG	33,130	11,279,070
		96,619,994

Turkey–3.35%

Haci Omer Sabanci Holding A.S.	3,826,299	16,733,231
Tupras-Turkiye Petrol Rafinerileri A.S.	427,216	9,398,750
		26,131,981

See accompanying notes which are an integral part of this schedule.

                                         Invesco European Growth Fund

	Shares	Value

United Kingdom–34.43%
Amlin PLC	2,260,983	$13,310,969
Balfour Beatty PLC	2,383,493	10,809,762
BG Group PLC	545,727	10,723,098
British American Tobacco PLC	321,997	17,100,501
British Sky Broadcasting Group PLC	422,775	4,721,134
Bunzl PLC	768,677	13,394,864
Centrica PLC	1,627,987	8,069,371
Chemring Group PLC	1,447,825	6,528,417
Compass Group PLC	1,911,736	20,448,461
GlaxoSmithKline PLC	116,993	2,687,106
Homeserve PLC	2,134,883	6,935,708
IG Group Holdings PLC	2,002,117	14,033,712
Imperial Tobacco Group PLC	435,860	16,911,597
Informa PLC	2,591,598	14,952,913
Kingfisher PLC	2,506,382	10,428,908
Lancashire Holdings Ltd.	697,863	8,546,881
Micro Focus International PLC	1,286,386	10,813,381
Mitie Group PLC	1,342,838	5,695,521
Next PLC	233,536	11,741,755
Reed Elsevier PLC	1,524,117	12,803,390
Royal Dutch Shell PLC -Class B	360,177	12,658,117
Smiths Group PLC	491,182	8,185,899
Tesco PLC	459,347	2,286,129
UBM PLC	603,966	6,042,290
Ultra Electronics Holdings PLC	504,333	11,595,231
William Hill PLC	1,439,895	7,073,800
		268,498,915
Total Common Stocks & Other Equity Interests (Cost $560,813,090)		704,422,863

Money Market Funds–9.20%
Liquid Assets Portfolio – Institutional Class (b)	35,875,685	35,875,685
Premier Portfolio – Institutional Class (b)	35,875,685	35,875,685
Total Money Market Funds (Cost $71,751,370)		71,751,370
TOTAL INVESTMENTS–99.54% (Cost $632,564,460)		776,174,233
OTHER ASSETS LESS LIABILITIES–0.46%		3,555,905
NET ASSETS–100.00%		$779,730,138

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                         Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco European Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco European Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Austria	$—	$8,580,881	$—	$8,580,881
Belgium	—	28,981,872	—	28,981,872
Denmark	10,603,759	—	—	10,603,759
France	—	43,026,413	—	43,026,413
Germany	5,939,023	50,669,282	—	56,608,305
Greece	—	2,660,374	—	2,660,374
Ireland	—	38,016,371	—	38,016,371
Israel	—	6,565,461	—	6,565,461
Italy	—	2,792,335	—	2,792,335
Netherlands	—	18,872,086	—	18,872,086
Norway	—	33,276,208	—	33,276,208
Russia	3,730,437	5,471,304	—	9,201,741
Spain	—	9,613,030	—	9,613,030
Sweden	10,040,039	34,333,098	—	44,373,137
Switzerland	—	96,619,994	—	96,619,994
Turkey	—	26,131,981	—	26,131,981
United Kingdom	4,721,134	263,777,781	—	268,498,915
United States	71,751,370	—	—	71,751,370
Total Investments	106,785,762	$669,388,471	$—	$776,174,233

*     Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

                                         Invesco European Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $53,494,679 and $139,550,884, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$193,752,358
Aggregate unrealized (depreciation) of investment securities	(50,340,039)
Net unrealized appreciation of investment securities	$143,412,319
Cost of investments for tax purposes is $632,761,914.

                                         Invesco European Growth Fund

Invesco Global Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us GLG-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.07%

Australia–3.80%

BHP Billiton Ltd.	100,700	$3,340,739
Brambles Ltd.	395,475	2,575,952
CSL Ltd.	41,604	1,855,534
WorleyParsons Ltd.	146,847	3,993,331
		11,765,556

Belgium–2.13%

Anheuser-Busch InBev N.V.	83,325	6,584,708

Brazil–2.09%

Banco Bradesco S.A. -ADR	276,341	4,239,071
Cielo S.A.	76,560	2,236,236
		6,475,307

Canada–2.81%

CGI Group Inc. -Class A (a)	106,923	2,519,034
Potash Corp. of Saskatchewan Inc.	51,188	2,265,949
Suncor Energy, Inc.	127,319	3,891,925
		8,676,908

China–3.59%

Baidu, Inc. -ADR (a)	23,057	2,778,830
China Mobile Ltd.	235,000	2,744,968
CNOOC Ltd.	1,115,000	2,241,461
Industrial & Commercial Bank of China Ltd. - Class H	5,840,000	3,332,018
		11,097,277

Denmark–0.88%

Novo Nordisk A.S. -Class B	17,570	2,714,001

France–4.31%

Cap Gemini S.A.	61,040	2,220,188
Cie Generale des Etablissements Michelin	25,851	1,747,603
Danone S.A.	37,953	2,305,585
L’Oreal S.A.	16,632	1,989,327
Publicis Groupe S.A.	39,622	1,946,662
Schneider Electric S.A.	55,579	3,123,789
		13,333,154

Germany–5.29%

Adidas AG	64,538	4,838,096
Fresenius Medical Care AG & Co. KGaA	36,172	2,622,201
SAP AG	83,428	5,309,135
Volkswagen AG -Preference Shares	21,022	3,586,242
		16,355,674

Hong Kong–1.32%

Galaxy Entertainment Group Ltd. (a)	877,000	2,098,136

	Shares	Value

Hong Kong–(continued)

Hutchison Whampoa Ltd.	222,000	$1,991,392
		4,089,528

Ireland–1.32%

WPP PLC	324,397	4,084,776

Israel–2.54%

Check Point Software Technologies Ltd. (a)	41,635	2,022,212
Teva Pharmaceutical Industries Ltd. -ADR	142,462	5,825,271
		7,847,483

Japan–5.36%

Canon Inc.	93,600	3,132,679
Fanuc Corp.	11,900	1,843,910
Keyence Corp.	13,600	3,385,541
Komatsu Ltd.	69,300	1,533,828
Nidec Corp.	21,800	1,717,053
Toyota Motor Corp.	45,800	1,750,904
Yamada Denki Co., Ltd.	61,660	3,201,488
		16,565,403

Mexico–2.53%

America Movil S.A.B de C.V. -Series L -ADR	123,126	3,286,233
Grupo Televisa S.A.B. -ADR	199,008	4,535,392
		7,821,625

Netherlands–1.80%

Koninklijke Ahold N.V.	100,791	1,224,096
Unilever N.V.	125,785	4,358,190
		5,582,286

Russia–0.53%

Gazprom OAO -ADR	177,640	1,632,701

Singapore–0.70%

United Overseas Bank Ltd.	136,000	2,175,690

South Korea–2.25%

Hyundai Mobis	16,394	4,314,983
NHN Corp.	10,935	2,650,973
		6,965,956

Spain–1.31%

Amadeus IT Holding S.A. - Class A	187,452	4,038,357

Sweden–2.49%

Swedbank AB -Class A	184,526	3,216,364
Telefonaktiebolaget LM Ericsson - Class B	307,159	2,844,102
Volvo AB -Class B	134,692	1,650,689
		7,711,155

See accompanying notes which are an integral part of this schedule.

                                         Invesco Global Growth Fund

	Shares	Value

Switzerland–5.99%

ABB Ltd. (a)	177,654	$3,089,331
Julius Baer Group Ltd. (a)	68,987	2,461,268
Nestle S.A.	37,710	2,316,653
Novartis AG	53,446	3,131,652
Roche Holding AG	20,548	3,637,862
Syngenta AG	11,471	3,905,289
		18,542,055

Taiwan–0.80%

Taiwan Semiconductor Manufacturing Co. Ltd.	924,428	2,474,515

United Kingdom–12.87%

BG Group PLC	199,030	3,910,780
British American Tobacco PLC	53,249	2,827,929
British Sky Broadcasting Group PLC	113,107	1,263,067
Centrica PLC	411,347	2,038,905
Compass Group PLC	442,825	4,736,580
Imperial Tobacco Group PLC	156,585	6,075,580
Kingfisher PLC	925,114	3,849,345
Next PLC	76,863	3,864,528
Reed Elsevier PLC	579,919	4,871,627
Royal Dutch Shell PLC -Class B	113,361	3,983,977
Smith & Nephew PLC	233,840	2,388,161
		39,810,479

United States–29.36%

Accenture PLC -Class A	67,613	4,077,064
Amazon.com, Inc. (a)	7,477	1,744,384
Amphenol Corp. -Class A	30,715	1,808,499
Apple Inc. (a)	18,573	11,343,646
Broadcom Corp. -Class A (a)	41,695	1,412,627
Cameron International Corp. (a)	60,142	3,023,338
Cardinal Health, Inc.	80,829	3,482,922
Celgene Corp. (a)	35,959	2,461,753
Chubb Corp. (The)	24,686	1,794,425
Cisco Systems, Inc.	216,407	3,451,692
Comcast Corp. -Class A	98,533	3,207,249
Costco Wholesale Corp.	25,328	2,436,047
Deckers Outdoor Corp. (a)	29,330	1,223,354
DIRECTV -Class A (a)	76,800	3,813,888
EMC Corp. (a)	144,306	3,782,260
Express Scripts Holding Co. (a)	38,219	2,214,409
Exxon Mobil Corp.	17,404	1,511,537
First Republic Bank	78,187	2,543,423
Gilead Sciences, Inc. (a)	93,588	5,084,636
Google Inc. -Class A (a)	7,471	4,728,919
Home Depot, Inc. (The)	39,339	2,052,709
Ingersoll-Rand PLC	72,007	3,053,817
JPMorgan Chase & Co.	44,444	1,599,984
Macy’s, Inc.	70,867	2,539,873
Microsoft Corp.	182,314	5,372,794
Mosaic Co. (The)	33,304	1,935,295
Occidental Petroleum Corp.	38,349	3,337,514
QUALCOMM, Inc.	38,587	2,302,872

	Shares	Value

United States–(continued)

Scripps Networks Interactive -Class A	52,821	$2,844,411
Visa Inc. -Class A	4,881	629,991
		90,815,332
Total Common Stocks & Other Equity Interests (Cost $262,966,513)		297,159,926

Money Market Funds–4.15%

Liquid Assets Portfolio – Institutional Class (b)	6,412,845	6,412,845
Premier Portfolio – Institutional Class (b)	6,412,846	6,412,846
Total Money Market Funds (Cost $12,825,691)		12,825,691
TOTAL INVESTMENTS–100.22% (Cost $275,792,204)		309,985,617
OTHER ASSETS LESS LIABILITIES–(0.22)%		(687,332)
NET ASSETS–100.00%		$309,298,285

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                         Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Global Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Global Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$—	$11,765,556	$—	$11,765,556
Belgium	—	6,584,708	—	6,584,708
Brazil	6,475,307	—	—	6,475,307
Canada	8,676,908	—	—	8,676,908
China	2,778,830	8,318,447	—	11,097,277
Denmark	2,714,001	—	—	2,714,001
France	—	13,333,154	—	13,333,154
Germany	—	16,355,674	—	16,355,674
Hong Kong	—	4,089,528	—	4,089,528
Ireland	—	4,084,776	—	4,084,776
Israel	7,847,483	—	—	7,847,483
Japan	—	16,565,403	—	16,565,403
Mexico	7,821,625	—	—	7,821,625
Netherlands	—	5,582,286	—	5,582,286
Russia	—	1,632,701	—	1,632,701
Singapore	—	2,175,690	—	2,175,690
South Korea	—	6,965,956	—	6,965,956
Spain	—	4,038,357	—	4,038,357
Sweden	3,216,364	4,494,791	—	7,711,155
Switzerland	—	18,542,055	—	18,542,055
Taiwan	—	2,474,515	—	2,474,515
United Kingdom	1,263,067	38,547,412	—	39,810,479
United States	103,641,023	—	—	103,641,023
Total Investments	$144,434,608	$165,551,009	$—	$309,985,617
*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

                                         Invesco Global Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $60,307,276 and $55,079,664, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$50,273,160
Aggregate unrealized (depreciation) of investment securities	(16,119,537)
Net unrealized appreciation of investment securities	$34,153,623
Cost of investments for tax purposes is $275,831,994.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco Global Growth Fund

Invesco Global Small & Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us GSMG-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.04%

Australia–1.13%

Computershare Ltd.	779,807	$6,247,620

Belgium–0.55%

S.A. D’Ieteren N.V.	73,620	3,054,948

Brazil–5.86%

CETIP S.A. -Mercados Organizados	298,000	3,754,067
Cielo S.A.	535,155	15,631,308
Companhia de Transmissao de Energia Eletrica Paulista -Preference Shares	151,500	4,276,639
Companhia de Transmissao de Energia Eletrica Paulista -Rts.(a)	1,286	188
Duratex S.A.	1,484,540	8,652,094
		32,314,296

Canada–8.76%

Celtic Exploration Ltd. (a)	299,763	5,233,151
Fairfax Financial Holdings Ltd.	20,671	7,779,962
MacDonald, Dettwiler and Associates Ltd.	77,012	4,219,152
Onex Corp.	302,723	11,520,376
Open Text Corp. (a)	102,645	4,636,934
Paramount Resources Ltd. - Class A (a)	296,410	7,985,043
Precision Drilling Corp. (a)	870,962	6,929,488
		48,304,106

China–2.46%

Anta Sports Products Ltd.	6,417,000	3,581,057
Lee & Man Paper Manufacturing Ltd.	12,159,000	4,952,137
NetEase, Inc. -ADR(a)	94,877	5,010,454
		13,543,648

France–0.61%

Faurecia	213,682	3,368,781

Germany–1.46%

Brenntag AG	29,717	3,252,503
Deutsche Boerse AG	96,354	4,796,117
		8,048,620

Hong Kong–0.54%

Hongkong Land Holdings Ltd.	497,000	2,970,797

Indonesia–0.96%

PT Perusahaan Gas Negara Persero Tbk	13,276,500	5,310,748

Ireland–2.29%

DCC PLC	366,961	9,095,896
Shire PLC	123,205	3,547,080
		12,642,976

	Shares	Value

Israel–0.85%

Israel Chemicals Ltd.	397,000	$4,681,310

Japan–2.73%

EXEDY Corp.	466,400	9,251,783
THK Co., Ltd.	328,400	5,811,484
		15,063,267

Mexico–1.09%

America Movil S.A.B. de C.V. -ADR	225,506	6,018,755

Philippines–5.36%

Ayala Corp.	2,146,589	22,232,131
Energy Development Corp. (b)	6,577,500	951,506
Energy Development Corp.	44,094,600	6,378,760
		29,562,397

Russia–0.56%

VimpelCom Ltd. -ADR	370,246	3,106,364

South Africa–2.72%

AngloGold Ashanti Ltd. -ADR	87,789	2,985,704
Naspers Ltd. -Class N	221,481	11,989,789
		14,975,493

South Korea–1.67%

NHN Corp.	38,058	9,226,403

Spain–0.64%

Prosegur Compania de Seguridad S.A.	769,388	3,530,133

Sweden–1.10%

Investment AB Kinnevik -Class B	294,904	6,052,064

Switzerland–1.96%

Aryzta AG (a)	217,713	10,799,485

Tanzania–0.91%

African Barrick Gold Ltd.	851,597	4,990,961

Thailand–2.12%

Siam Commercial Bank PCL	2,302,100	11,688,533

Turkey–2.86%

Haci Omer Sabanci Holding A.S.	1,770,697	7,743,640
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,999,968
		15,743,608

United Kingdom–15.34%

Bunzl PLC	443,869	7,734,802
Chemring Group PLC	955,565	4,308,758
Compass Group PLC	611,853	6,544,550
Homeserve PLC	1,650,642	5,362,528

See accompanying notes which are an integral part of this schedule.

                                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom–(continued)

IG Group Holdings PLC	1,623,859	$11,382,337
Informa PLC	1,662,227	9,590,660
Lancashire Holdings Ltd.	637,330	7,805,520
Micro Focus International PLC	1,105,815	9,295,498
Smiths Group PLC	396,534	6,608,522
UBM PLC	424,848	4,250,330
Ultra Electronics Holdings PLC	266,074	6,117,366
William Hill PLC	1,137,590	5,588,661
		84,589,532

United States–27.51%

Affiliated Managers Group, Inc. (a)	36,572	4,081,069
Agilent Technologies, Inc.	62,693	2,400,515
Albemarle Corp.	47,549	2,768,303
Allegheny Technologies, Inc.	55,850	1,677,175
Alliance Data Systems Corp. (a)	12,619	1,640,470
American Eagle Outfitters, Inc.	216,858	4,514,984
AMETEK, Inc.	106,170	3,291,270
Amphenol Corp. -Class A	61,518	3,622,180
Avago Technologies Ltd.	73,310	2,712,470
Avnet, Inc. (a)	94,925	2,990,137
B/E Aerospace, Inc. (a)	66,986	2,627,861
BioMarin Pharmaceutical Inc. (a)	70,697	2,777,685
Cameron International Corp. (a)	30,319	1,524,136
Chipotle Mexican Grill, Inc. (a)	11,082	3,239,601
Church & Dwight Co., Inc.	53,856	3,102,644
Cinemark Holdings, Inc.	192,126	4,491,906
Citrix Systems, Inc. (a)	30,863	2,243,123
Cognizant Technology Solutions Corp. -Class A (a)	52,124	2,959,079
DaVita, Inc. (a)	36,224	3,565,166
Dick’s Sporting Goods, Inc.	88,627	4,353,358
Discover Financial Services	114,176	4,105,769
Dollar Tree, Inc. (a)	62,340	3,138,196
Endo Health Solutions Inc. (a)	50,487	1,500,979
Express Scripts Holding Co. (a)	39,155	2,268,641
F5 Networks, Inc. (a)	21,145	1,974,520
GNC Holdings, Inc. -Class A	72,388	2,789,110
Graco Inc.	50,451	2,314,692
HMS Holdings Corp. (a)	68,690	2,363,623
Kansas City Southern	39,289	2,860,239
Lennox International Inc.	78,364	3,422,156
LyondellBasell Industries N.V. -Class A	45,991	2,047,979
MasTec Inc. (a)	115,640	1,845,614
Medicis Pharmaceutical Corp. -Class A	37,422	1,231,932
Medivation Inc. (a)	31,998	3,190,201
Michael Kors Holdings Ltd. (a)	103,761	4,284,292
Monster Beverage Corp. (a)	63,934	4,249,693
NetApp, Inc. (a)	51,670	1,688,059
Owens-Illinois, Inc. (a)	86,385	1,593,803
PetSmart, Inc.	31,983	2,114,396
Pioneer Natural Resources Co.	26,941	2,387,781
Polypore International, Inc. (a)	49,358	1,834,143
Red Hat, Inc. (a)	41,240	2,212,938
Robert Half International, Inc.	68,672	1,854,831

	Shares	Value

United States–(continued)

Starwood Hotels & Resorts Worldwide, Inc.	48,367	$2,619,073
Teradata Corp. (a)	26,628	1,800,585
Tesla Motors, Inc. (a)	109,002	2,988,835
Tractor Supply Co.	16,982	1,543,154
Triumph Group, Inc.	60,903	3,808,265
Ulta Salon, Cosmetics & Fragrance, Inc.	73,200	6,213,216
Under Armour, Inc. -Class A (a)	76,468	4,162,918
Universal Health Services, Inc. -Class B	112,496	4,396,344
Varian Medical Systems, Inc. (a)	39,769	2,170,592
Whiting Petroleum Corp. (a)	34,187	1,381,155
Whole Foods Market, Inc.	29,609	2,717,514
		151,658,370
Total Common Stocks & Other Equity Interests (Cost $414,334,521)		507,493,215

Money Market Funds–8.03%

Liquid Assets Portfolio – Institutional Class (c)	22,132,242	22,132,242
Premier Portfolio – Institutional Class (c)	22,132,242	22,132,242
Total Money Market Funds (Cost $44,264,484)		44,264,484
TOTAL INVESTMENTS–100.07% (Cost $458,599,005)		551,757,699
OTHER ASSETS LESS LIABILITIES–(0.07)%		(379,980)
NET ASSETS–100.00%		$551,377,719

Investment Abbreviations:

ADR	—American Depositary Receipt
Rts.	—Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2012 represented 0.17% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                         Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco Global Small & Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco Global Small & Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$—	$6,247,620	$—	$6,247,620
Belgium	—	3,054,948	—	3,054,948
Brazil	32,314,296	—	—	32,314,296
Canada	48,304,106	—	—	48,304,106
China	5,010,454	8,533,194	—	13,543,648
France	—	3,368,781	—	3,368,781
Germany	4,796,117	3,252,503	—	8,048,620
Hong Kong	—	2,970,797	—	2,970,797
Indonesia	—	5,310,748	—	5,310,748
Ireland	—	12,642,976	—	12,642,976
Israel	—	4,681,310	—	4,681,310
Japan	—	15,063,267	—	15,063,267
Mexico	6,018,755	—	—	6,018,755
Philippines	—	29,562,397	—	29,562,397
Russia	3,106,364	—	—	3,106,364
South Africa	2,985,704	11,989,789	—	14,975,493
South Korea	—	9,226,403	—	9,226,403
Spain	—	3,530,133	—	3,530,133
Sweden	—	6,052,064	—	6,052,064
Switzerland	—	10,799,485	—	10,799,485
Tanzania	—	4,990,961	—	4,990,961
Thailand	11,688,533	—	—	11,688,533
Turkey	—	15,743,608	—	15,743,608
United Kingdom	—	84,589,532	—	84,589,532
United States	195,922,854	—	—	195,922,854
Total Investments	$310,147,183	$241,610,516	$—	$551,757,699
*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

                                         Invesco Global Small & Mid Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $147,375,534 and $194,320,139 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$127,291,331
Aggregate unrealized (depreciation) of investment securities	(34,953,462)
Net unrealized appreciation of investment securities	$92,337,869
Cost of investments for tax purposes is $459,419,830.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

                                         Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund Quarterly Schedule of Portfolio Holdings July 31, 2012

invesco.com/us I-ICE-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.55%

Australia–9.26%

Australia & New Zealand Banking Group Ltd.	194,225	$4,775,303
BHP Billiton Ltd.	193,605	6,422,878
Macquarie Group Ltd.	143,486	3,733,173
Suncorp Group Ltd.	495,257	4,391,609
Telstra Corp. Ltd.	1,424,519	5,984,689
		25,307,652

Brazil–0.75%

Banco do Brasil S.A.	23,700	250,477
Banco Santander Brasil S.A. (a)	28,400	215,382
Banco Santander Brasil S.A. (a)(b)	5,100	38,678
Companhia Paranaense de Energia - Copel -Class B Preference Shares(c)	17,600	356,824
PDG Realty S.A. Empreendimentos e Participacoes	103,500	175,159
Petroleo Brasileiro S.A. -ADR	31,150	611,475
Vale S.A. -ADR	22,017	397,407
		2,045,402

Canada–3.56%

Nexen Inc.	97,963	2,488,631
Suncor Energy, Inc.	120,221	3,674,951
Toronto-Dominion Bank (The)	45,300	3,564,383
		9,727,965

China–1.24%

China Agri-Industries Holdings Ltd.	298,000	148,011
China Communications Construction Co. Ltd. -Class H	452,000	396,584
China Construction Bank Corp. -Class H	732,000	491,924
China Minsheng Banking Corp., Ltd. -Class H	657,500	608,956
China Mobile Ltd.	82,500	963,659
CNOOC Ltd.	294,800	592,630
KWG Property Holding Ltd.	363,000	199,757
		3,401,521

Denmark–1.19%

Danske Bank A.S. (c)	218,868	3,255,995

France–10.61%

BNP Paribas S.A.	76,347	2,824,700
Bouygues S.A.	177,989	4,485,239
Cie Generale des Etablissements Michelin	56,328	3,807,937
Sanofi	103,759	8,440,289
Total S.A. -ADR(d)	103,112	4,737,996
Vallourec S.A.	113,781	4,703,618
		28,999,779

	Shares	Value

Germany–4.56%

Deutsche Lufthansa AG	246,822	$3,101,225
Muenchener Rueckversicherungs-Gesellschaft AG	15,109	2,142,581
Porsche Automobil Holding SE -Preference Shares	110,058	5,678,566
Salzgitter AG	42,732	1,553,718
		12,476,090

Hong Kong–2.54%

Cheung Kong (Holdings) Ltd.	256,000	3,351,579
Henderson Land Development Co. Ltd.	621,000	3,601,303
		6,952,882

India–0.49%

Canara Bank Ltd.	52,694	345,220
Grasim Industries Ltd.	6,529	335,609
Oil and Natural Gas Corp. Ltd.	69,094	353,704
Tata Motors Ltd.	73,499	297,875
		1,332,408

Indonesia–0.12%

PT Telekomunikasi Indonesia Persero Tbk	331,000	317,021

Italy–1.70%

Eni S.p.A -ADR	112,799	4,651,831

Japan–26.08%

Asahi Group Holdings, Ltd.	288,800	6,475,398
DeNA Co., Ltd. (d)	217,400	4,735,886
East Japan Railway Co.	46,100	2,948,283
FUJIFILM Holdings Corp.	115,900	2,066,072
JSR Corp.	147,800	2,600,031
Mitsubishi Corp.	222,600	4,398,545
Mitsubishi UFJ Financial Group, Inc.	1,222,900	5,873,212
Nippon Telegraph & Telephone Corp.	68,500	3,172,333
Nippon Yusen Kabushiki Kaisha	1,277,000	2,821,391
Nissan Motor Co., Ltd.	643,400	6,040,177
Nitto Denko Corp.	65,900	2,828,423
NSK Ltd.	421,000	2,541,077
NTT DoCoMo, Inc.	1,918	3,212,254
Seven & I Holdings Co., Ltd.	138,700	4,389,258
Shin-Etsu Chemical Co., Ltd.	56,000	2,822,380
Sumitomo Chemical Co., Ltd.	978,000	2,703,200
Toyo Suisan Kaisha, Ltd.	136,000	3,271,423
Toyota Motor Corp.	102,900	3,933,799
Yamada Denki Co., Ltd.	86,050	4,467,858
		71,301,000

Mexico–0.22%

America Movil S.A.B. de C.V. -Series L	449,400	599,781

See accompanying notes which are an integral part of this schedule.

                                         Invesco International Core Equity Fund

	Shares	Value

Norway–3.43%

Statoil ASA	106,219	$2,518,979
Yara International ASA	145,578	6,851,245
		9,370,224

Poland–0.14%

KGHM Polska Miedz S.A.	10,350	389,992

Russia–0.48%

Gazprom OAO -ADR	34,128	313,673
Magnitogorsk Iron & Steel Works -REGS -GDR(b)(c)	46,607	172,961
Rosneft Oil Co. -REGS -GDR(b)	70,464	422,020
Sistema JSFC-REGS -GDR(b)	19,349	399,146
		1,307,800

South Africa–0.77%

Sasol Ltd.	11,541	478,282
Standard Bank Group Ltd.	41,169	565,188
Steinhoff International Holdings Ltd. (c)	198,940	589,228
Tiger Brands Ltd.	14,990	481,251
		2,113,949

South Korea–1.59%

Dongbu Insurance Co., Ltd.	10,686	394,590
Hyundai Mipo Dockyard Co., Ltd.	3,292	341,304
Hyundai Mobis	2,844	748,555
KT&G Corp.	7,391	544,576
POSCO	1,744	559,142
Samsung Electronics Co., Ltd.	829	952,021
Shinhan Financial Group Co., Ltd.	11,947	379,915
SK Telecom Co., Ltd.	2,799	355,274
SK Telecom Co., Ltd. -ADR	5,161	71,583
		4,346,960

Spain–3.68%

Banco Santander S.A.	469,662	2,827,526
Iberdrola S.A.	612,152	2,206,095
Repsol, S.A.	114,792	1,826,191
Telefonica S.A.	281,629	3,196,527
		10,056,339

Switzerland–7.75%

Actelion Ltd. (c)	67,774	3,086,941
Holcim Ltd. (c)	61,680	3,622,771
Swisscom AG	19,937	7,977,868
Zurich Insurance Group AG (c)	29,345	6,509,194
		21,196,774

Taiwan–0.47%

AU Optronics Corp. -ADR	46,548	139,178
HTC Corp.	17,444	168,785
Powertech Technology Inc.	222,000	443,701
Unimicron Technology Corp.	274,000	305,752
Wistron Corp.	219,450	233,747
		1,291,163

	Shares	Value

Thailand–0.39%

Bangkok Bank PCL -NVDR	112,100	$694,830
PTT PCL	34,700	356,849
		1,051,679

Turkey–0.10%

Asya Katilim Bankasi AS (c)	260,808	279,460

United Arab Emirates–0.16%

Dragon Oil PLC	50,018	446,941

United Kingdom–15.27%

AstraZeneca PLC	78,952	3,695,539
Barclays PLC	1,190,435	3,119,035
Eurasian Natural Resources Corp.	51,144	312,769
GlaxoSmithKline PLC	265,738	6,103,494
Imperial Tobacco Group PLC	266,527	10,341,388
National Grid PLC	465,863	4,830,211
Rio Tinto PLC	120,897	5,583,083
Royal Dutch Shell PLC -ADR	113,986	7,773,845
		41,759,364
Total Common Stocks & Other Equity Interests (Cost $270,992,979)		263,979,972

Money Market Funds–0.41%

Liquid Assets Portfolio – Institutional Class (e)	552,354	552,354
Premier Portfolio – Institutional Class (e)	552,354	552,354
Total Money Market Funds (Cost $1,104,708)		1,104,708
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.96% (Cost $272,097,687)		265,084,680

Investments Purchased with Cash Collateral from Securities on Loan–1.54%

Liquid Assets Portfolio - Institutional Class (Cost $4,208,530) (e)(f)	4,208,530	4,208,530
TOTAL INVESTMENTS–98.50% (Cost $276,306,217)		269,293,210
OTHER ASSETS LESS LIABILITIES–1.50%		4,110,903
NET ASSETS–100.00%		$273,404,113

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2012 was $1,032,805, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

                                         Invesco International Core Equity Fund

Notes to Schedule of Investments (continued):

(d)	All or a portion of this security was out on loan at July 31, 2012.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                                         Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Core Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                         Invesco International Core Equity Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Core Equity Fund

	Level 1*	Level 2*	Level 3	Total
Australia	$5,984,689	$19,322,963	$—	$25,307,652
Brazil	2,045,402	—	—	2,045,402
Canada	9,727,965	—	—	9,727,965
China	—	3,401,521	—	3,401,521
Denmark	3,255,995	—	—	3,255,995
France	4,737,996	24,261,783	—	28,999,779
Germany	—	12,476,090	—	12,476,090
Hong Kong	—	6,952,882	—	6,952,882
India	—	1,332,408	—	1,332,408
Indonesia	—	317,021	—	317,021
Italy	4,651,831	—	—	4,651,831
Japan	4,735,886	66,565,114	—	71,301,000
Mexico	599,781	—	—	599,781
Norway	—	9,370,224	—	9,370,224
Poland	—	389,992	—	389,992
Russia	—	1,307,800	—	1,307,800
South Africa	—	2,113,949	—	2,113,949
South Korea	616,159	3,730,801	—	4,346,960
Spain	3,196,527	6,859,812	—	10,056,339
Switzerland	—	21,196,774	—	21,196,774
Taiwan	139,178	1,151,985	—	1,291,163
Thailand	—	1,051,679	—	1,051,679
Turkey	—	279,460	—	279,460
United Arab Emirates		446,941		446,941
United Kingdom	17,052,467	24,706,897	—	41,759,364
United States	5,313,238	—	—	5,313,238
	$62,057,114	$207,236,096	$—	$269,293,210
* Transfers occured between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $41,900,935 and $42,261,267, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,286,858
Aggregate unrealized (depreciation) of investment securities	(45,452,806)
Net unrealized appreciation (depreciation) of investment securities	$(10,165,948)
Cost of investments for tax purposes is $279,459,158.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco International Core Equity Fund

Invesco International Growth Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2012

invesco.com/us IGR-QTR-1 07/12 Invesco Advisers, Inc.

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.68%

Australia–5.30%

BHP Billiton Ltd.	1,527,724	$50,682,494
Brambles Ltd.	11,471,608	74,721,053
CSL Ltd.	1,728,627	77,096,576
WorleyParsons Ltd.	2,688,303	73,105,235
		275,605,358

Belgium–2.22%

Anheuser-Busch InBev N.V.	1,457,966	115,214,886

Brazil–1.65%

Banco Bradesco S.A. -ADR	5,585,226	85,677,367

Canada–7.56%

Agrium Inc.	531,622	50,559,743
Canadian National Railway Co.	520,573	45,917,341
Canadian Natural Resources Ltd.	1,019,554	27,801,398
Cenovus Energy Inc.	1,290,016	39,420,728
CGI Group Inc. -Class A (a)	2,003,861	47,209,607
Fairfax Financial Holdings Ltd.	117,015	44,041,040
Potash Corp. of Saskatchewan Inc.	1,261,552	55,845,373
Suncor Energy, Inc.	2,688,924	82,195,822
		392,991,052

China–4.01%

Baidu, Inc. -ADR(a)	381,716	46,004,412
China Mobile Ltd.	5,837,000	68,180,345
CNOOC Ltd.	20,556,000	41,323,299
Industrial & Commercial Bank of China Ltd. -Class H	93,254,000	53,206,162
		208,714,218

Denmark–1.28%

Novo Nordisk A.S. -Class B	429,208	66,298,865

France–5.44%

Cap Gemini S.A.	1,043,410	37,951,619
Cie Generale des Etablissements Michelin	421,283	28,479,954
Danone S.A.	651,291	39,564,903
Eutelsat Communications S.A.	1,100,985	33,186,296
L’Oreal S.A.	281,443	33,662,946
Publicis Groupe S.A.	1,202,745	59,091,878
Schneider Electric S.A.	909,505	51,118,261
		283,055,857

Germany–5.96%

Adidas AG	1,015,116	76,098,237
Fresenius Medical Care AG & Co. KGaA	808,243	58,591,609
SAP AG	1,588,571	101,092,419
Volkswagen AG-Preference Shares	435,347	74,267,908
		310,050,173

	Shares	Value

Hong Kong–1.75%

Galaxy Entertainment Group Ltd. (a)	15,808,000	$37,819,090
Hutchison Whampoa Ltd.	5,953,000	53,399,795
		91,218,885

Ireland–1.64%

Shire PLC	1,028,893	29,621,898
WPP PLC	4,414,517	55,587,176
		85,209,074

Israel–1.56%

Teva Pharmaceutical Industries Ltd. -ADR	1,986,066	81,210,239

Japan–7.57%

Canon Inc.	1,629,800	54,547,436
Denso Corp.	1,868,800	59,492,576
Fanuc Corp.	240,700	37,296,565
Keyence Corp.	235,000	58,500,151
Komatsu Ltd.	1,174,445	25,994,178
Nidec Corp.	460,202	36,247,317
Toyota Motor Corp.	1,479,300	56,552,666
Yamada Denki Co., Ltd.	1,254,737	65,148,008
		393,778,897

Mexico–3.90%

America Movil S.A.B de C.V. -Series L -ADR	2,755,297	73,538,877
Fomento Economico Mexicano, S.A.B. de C.V. - ADR	582,011	49,715,380
Grupo Televisa S.A.B. -ADR	3,486,576	79,459,067
		202,713,324

Netherlands–1.88%

Koninklijke Ahold N.V.	2,851,276	34,628,436
Unilever N.V.	1,825,892	63,263,380
		97,891,816

Russia–0.77%

Gazprom OAO -ADR	2,998,523	27,559,624
VimpelCom Ltd. -ADR	1,460,152	12,250,675
		39,810,299

Singapore–2.72%

Keppel Corp. Ltd.	8,380,548	74,908,496
United Overseas Bank Ltd.	4,143,000	66,278,546
		141,187,042

South Korea–2.81%

Hyundai Mobis	289,629	76,231,805
NHN Corp.	287,898	69,795,128
		146,026,933

Spain–1.05%

Amadeus IT Holding S.A. - Class A	2,530,989	54,526,160

See accompanying notes which are an integral part of this schedule.

                                         Invesco International Growth Fund

	Shares	Value

Sweden–3.53%

Investment AB Kinnevik -Class B	1,423,036	$29,203,759
Investor AB-Class B	1,386,638	28,785,943
Swedbank AB -Class A	3,480,628	60,668,775
Telefonaktiebolaget LM Ericsson -Class B	4,085,506	37,829,252
Volvo AB -Class B	2,206,414	27,040,240
		183,527,969

Switzerland–7.12%

ABB Ltd. (a)	2,972,215	51,685,604
Julius Baer Group Ltd. (a)	1,249,582	44,581,682
Nestle S.A.	1,273,971	78,264,363
Novartis AG	942,409	55,220,166
Roche Holding AG	366,383	64,865,232
Syngenta AG	222,113	75,618,113
		370,235,160

Taiwan–1.10%

Taiwan Semiconductor Manufacturing Co. Ltd.	21,426,887	57,355,638

Turkey–0.87%

Akbank T.A.S.	12,041,197	45,154,442

United Kingdom–17.99%

BG Group PLC	3,748,831	73,661,522
British American Tobacco PLC	1,589,713	84,425,908
British Sky Broadcasting Group PLC	4,545,074	50,754,898
Centrica PLC	9,256,297	45,880,275
Compass Group PLC	11,121,289	118,956,404
GlaxoSmithKline PLC	841,988	19,338,855
Imperial Tobacco Group PLC	2,583,849	100,254,701
Informa PLC	6,656,151	38,404,431
Kingfisher PLC	16,704,695	69,507,256
Next PLC	1,393,268	70,050,919
Pearson PLC	2,099,931	39,302,749
Reed Elsevier PLC	11,899,205	99,959,624
Royal Dutch Shell PLC -Class B	1,858,172	65,303,889
Smith & Nephew PLC	4,444,490	45,390,676
Tesco PLC	2,823,770	14,053,653
		935,245,760
Total Common Stocks & Other Equity Interests (Cost $3,853,322,419)		4,662,699,414

Money Market Funds–9.23%

Liquid Assets Portfolio – Institutional Class (b)	239,912,669	239,912,669
Premier Portfolio – Institutional Class (b)	239,912,669	239,912,669
Total Money Market Funds (Cost $479,825,338)		479,825,338
TOTAL INVESTMENTS–98.91% (Cost $4,333,147,757)		5,142,524,752
OTHER ASSETS LESS LIABILITIES–1.09%		56,595,450
NET ASSETS–100.00%		$5,199,120,202

See accompanying notes which are an integral part of this schedule.

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

                                         Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2012

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                         Invesco International Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

                                         Invesco International Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total
Australia	$—	$275,605,358	$—	$275,605,358
Belgium	—	115,214,886	—	115,214,886
Brazil	85,677,367	—	—	85,677,367
Canada	392,991,052	—	—	392,991,052
China	46,004,412	162,709,806	—	208,714,218
Denmark	66,298,865	—	—	66,298,865
France	—	283,055,857	—	283,055,857
Germany	—	310,050,173	—	310,050,173
Hong Kong	—	91,218,885	—	91,218,885
Ireland	—	85,209,074	—	85,209,074
Israel	81,210,239	—	—	81,210,239
Japan	—	393,778,897	—	393,778,897
Mexico	202,713,324	—	—	202,713,324
Netherlands	—	97,891,816	—	97,891,816
Russia	12,250,675	27,559,624	—	39,810,299
Singapore	—	141,187,042	—	141,187,042
South Korea	—	146,026,933	—	146,026,933
Spain	—	54,526,160	—	54,526,160
Sweden	60,668,775	122,859,194	—	183,527,969
Switzerland	—	370,235,160	—	370,235,160
Taiwan	—	57,355,638	—	57,355,638
Turkey	—	45,154,442	—	45,154,442
United Kingdom	50,754,898	884,490,862	—	935,245,760
United States	479,825,338	—	—	479,825,338
Total Investments	$1,478,394,945	$3,664,129,807	$—	$5,142,524,752
*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

                                         Invesco International Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2012 was $506,093,319 and $330,021,125, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$970,960,062
Aggregate unrealized (depreciation) of investment securities	(165,681,438)
Net unrealized appreciation of investment securities	$805,278,624
Cost of investments for tax purposes is $4,337,246,128.

NOTE 4 — Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares and the Fund will begin offering Class R6 shares.

                                         Invesco International Growth Fund

Item 2.  Controls and Procedures.

(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 28, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 28, 2012

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.